EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Basic:
Net income available to stockholders	131,175	165,712	192,598
Diluted:
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	-	-
	135,355	165,712	192,598

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Diluted earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Effect of dilutive share options	286	227	5
Effect of dilutive convertible debt	4,216	-	-
	83,627	79,283	74,404